Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 20,893.36
Total Fee Amount	20,893.36
Total Transaction Valuation	151,291,553.08
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A